Investment Securities - Amortized Cost and Estimated Fair Value of Available for Sale and Held to Maturity Securities Portfolio (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Investments Debt And Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 810
Due after one but within five years, Amortized Cost	51,122
Due after five but within ten years, Amortized Cost	20,628
Due after ten years, Amortized Cost	14,830
Mortgage backed securities, Amortized Cost	21,253
Available-for-sale Securities, Amortized Cost	108,643
Due within one year, Estimated Fair Value	820
Due after one but within five years, Estimated Fair Value	50,336
Due after five but within ten years, Estimated Fair Value	20,498
Due after ten years, Estimated Fair Value	14,659
Mortgage backed securities, Estimated Fair Value	20,891
Fair Value	$ 107,204